Income taxes - Components of Current and Deferred Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current tax (expense) recovery	$ 0	$ 0	$ 0
Deferred tax:
Origination and reversal of temporary differences	(4,003)	6,395	9,199
Adjustments in respect of prior years	742	(149)	36
Change in unrecognized tax assets	(2,191)	(2,767)	(9,235)
Income tax (expense) recovery	$ (5,452)	$ 3,479	$ 0